Label	Element	Value
Innovator Premium Income 40 Barrier ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Premium Income 40 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator Premium Income 40 Barrier ETF™ - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 40 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)